TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 13 – TRADE RECEIVABLES

USDm	2022	2021	2020
Analysis as of 31 December of trade receivables:
Gross trade receivables:
Not due	122.3	43.4	17.9
Due < 30 days	52.1	17.9	10.8
Due between 30 and 180 days	76.8	23.2	23.7
Due > 180 days	14.2	2.6	12.0
Total gross	265.4	87.1	64.4
Allowance for expected credit loss	5.9	3.1	5.8
Total net	259.5	84.0	58.6

Management makes allowance for expected credit loss based on “the simplified approach” according to IFRS 9 to provide for expected credit losses, which permits the use of the lifetime expected loss provision for all trade receivables. Expected credit loss for receivables overdue more than 180 days is 25%-100%, depending on the category of the receivable. Expected credit loss for receivables overdue more than one year is 100%.

Movements in provisions for impairment of freight receivables during the year are as follows:

USDm	2022	2021	2020
Allowance for expected credit loss
Balance as of 01 January	3.1	5.8	3.7
Provisions for the year	3.4	0.7	3.1
Provisions reversed during the year	(0.6)	(3.4)	(1.0)
Balance as of 31 December	5.9	3.1	5.8

Allowance for expected credit loss of trade receivables has been recognized in the income statement under “Port expenses, bunkers, commissions, and other costs of goods sold”.

Allowance for expected credit loss of trade receivables is calculated using an ageing factor as well as specific customer knowledge and is based on a provision matrix on days past due.

NOTE 13 – continued

All allowance for expected credit loss relates to receivables due > 180 days.

Accounting policies

Receivables

Outstanding trade receivables and other receivables which are expected to be realized within 12 months from the balance sheet date are classified as “Trade receivables” or “Other receivables” and presented as current assets.

Receivables are, at initial recognition, measured at their transaction price less allowance for expected credit losses over the lifetime of the receivable and are subsequently measured at amortized cost adjusted for changes in expected credit losses. Derivative financial instruments included in other receivables are measured at fair value.

Expected credit losses

Expected credit losses are, at initial recognition, determined using an ageing factor as well as a specific customer knowledge such as customers’ ability to pay, considering historical information about payment patterns, credit risks, customer concentrations, customer creditworthiness as well as prevailing economic conditions. The estimates are updated subsequently, and if the debtor’s ability to pay is becoming doubtful, expected credit losses are calculated on an individual basis. When there are no reasonable expectations of recovering the carrying amount, the receivable is written off in part or entirely.